U.S. Securities and Exchange Commission
                     Washington, D.C.  20549

                           Form 24F-2


                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:        THE MERGER FUND
                                   100 SUMMIT LAKE DRIVE
                                   VALHALLA, NY  10595


2. Name of each series or class of funds for which this notice is filed:

                    NOT APPLICABLE


3.   Investment Company Act File Number:          811-3445


     Securities Act File Number:                  2-76969


4.   Last day of fiscal year for which this notice is filed:


                        NOVEMBER 30, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:     [ ]


6.   Date of termination of issuer's declaration under rule
     24f-2 (a)(1), if applicable (see Instruction A.6):

                         NOT APPLICABLE


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                0



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                0


9. Number and aggregate sale price of securities sold during the fiscal year:


          NUMBER:   28,042,908
          AMOUNT:   $412,955,551


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


          NUMBER:   28,042,908
          AMOUNT:   $412,955,551


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


          NUMBER:   901,799
          AMOUNT:   $12,721,008


12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
          (from Item 10):

                                             $412,955,551


     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item
          11, if applicable):

                                             + 12,721,008


     (iii)     Aggregate price of shares redeemed
               or repurchased during the fiscal
               year (if applicable):

                                             - 202,305,677


     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
          24e-2 (if applicable):

                                             +       0


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                             $223,370,882


     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                             x1/3300


     (vii)     Fee due [line (i) or line (v) multiplied by line
(vi)]:

                                             $67,688


Instruction:   Issuers should complete lines (ii),
               (iii), (iv), and (v) only if the
               form is being filed within 60 days
               after the close of the issuer's
               fiscal year.  See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17
     CFR 202.3a).

                              [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                        JANUARY 16, 1997












                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *    /s/ William H. Bohnett
                       William H. Bohnett
                       Assistant Secretary


Date      January 23, 1997



     *Please print the name and title of the signing officer below the signature.